Segment Reporting - Schedule of Presents Significant Expenses Provided to the CODM (Details) - Chief Operating Decision Maker (CODM) [Member] - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues
Total revenues		$ 570,996,806	$ 390,229,672	$ 389,602,570
Segment expenses
Brokerage and transaction	[1]	128,749,064	79,306,618	66,418,918
Technology and development	[1]	73,231,080	55,550,088	44,407,785
Marketing and branding	[1]	133,929,889	136,693,180	150,558,774
General and administrative	[1]	132,740,255	100,445,443	75,825,829
Other segment items	[2]	43,872,899	32,587,611	29,411,885
Total operating expenses per consolidated statements of operations and comprehensive (loss) income		512,523,187	404,582,940	366,623,191
Operating income (loss)		58,473,619	(14,353,268)	22,979,379
Other expense (income), net		13,275,139	(2,302,693)	2,801,285
Provision for income taxes		20,832,451	13,823,355	16,140,571
Income from discontinued operations, net of tax			2,691,778	1,784,465
Net income (loss)		24,366,029	(23,182,152)	5,821,988
Equity and Option Order Flow Rebates [Member]
Revenues
Total revenues		304,126,641	197,069,562	192,232,715
Interest Related Income [Member]
Revenues
Total revenues		154,256,508	130,451,877	155,792,329
Handling Charge Income [Member]
Revenues
Total revenues		87,293,753	49,044,700	30,677,177
Other Revenues [Member]
Revenues
Total revenues		$ 25,319,904	$ 13,663,533	$ 10,900,349

[1]	Excludes share-based compensation. See Note 21 for operating expense allocation.
[2]	Other segment items represent share-based compensation.